Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes

10. Income Taxes

Income Tax Expense (Recovery)

($ millions)	2024	2023
Current:
Current year	2 581	1 782
Adjustments in respect of current income tax of prior years	(116)	(48)
Deferred:
Origination and reversal of temporary differences	(477)	542
Adjustments in respect of deferred income tax of prior years	128	96
Changes in tax rates and legislation	26	(60)
Movement in unrecognized deferred income tax assets	29	(18)
Total income tax expense	2 171	2 294

Reconciliation of Effective Tax Rate

The provision for income taxes reflects an effective tax rate that differs from the statutory tax rate. A reconciliation of the difference is as follows:

($ millions)	2024	2023
Earnings before income tax	8 187	10 589
Canadian statutory tax rate	23.85%	23.99%
Statutory tax	1 953	2 540
Add (deduct) the tax effect of:
Non-taxable component of capital (gains) losses	116	(10)
Share-based compensation and other permanent items	29	14
Assessments and adjustments	(123)	63
Impact of income tax rates and legislative changes	27	(74)
Non-taxable component of acquisitions and dispositions(1)	-	(461)
Foreign tax rate differential	146	234
Movement in unrecognized deferred income tax assets	29	(18)
Other	(6)	6
Total income tax expense	2 171	2 294
Effective tax rate	26.5%	21.7%
(1)	The year ended December 31, 2023 includes a non-taxable gain on the U.K. disposition and a bargain purchase gain on the TotalEnergies Canada acquisition (note 16).

Deferred Income Tax Balances

The significant components of the company’s deferred income tax (assets) liabilities and deferred income tax expense (recovery) are comprised of the following:

	Deferred Income Tax Expense (Recovery)		Deferred Income Tax Liability (Asset)

			December 31	December 31
($ millions)	2024	2023	2024	2023
Property, plant and equipment	(53)	(423)	11 043	10 996
Decommissioning and restoration provision	(23)	(25)	(2 766)	(2 644)
Employee retirement benefit plans	(72)	(23)	(163)	(278)
Tax loss carry-forwards(1)	(104)	867	(114)	(11)
Other	(42)	164	(183)	(147)
Net deferred income tax (recovery) / expense and liability	(294)	560	7 817	7 916
(1)	In the year ended December 31, 2023, the company used tax losses arising from the acquisition of TotalEnergies Canada (note 16).

Change in Deferred Income Tax Balances

($ millions)	2024	2023
Net deferred income tax liability, beginning of year	7 916	8 364
Recognized in deferred income tax (recovery) / expense	(294)	560
Recognized in other comprehensive income	186	42
Foreign exchange, acquisition, disposition and other	9	(1 050)
Net deferred income tax liability, end of year	7 817	7 916

Deferred Tax in Shareholders’ Equity

($ millions)	2024	2023
Deferred Tax in Other Comprehensive Income
Actuarial gain on employment retirement benefit plans	186	42
Total income tax expense reported in equity	186	42

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit is probable based on estimated future earnings. Suncor has not recognized a $119 million (2023 – $101 million) deferred income tax asset on $1.0 billion (2023 – $845 million) of capital losses related to unrealized foreign exchange on U.S. dollar denominated debt, which can only be utilized against future capital gains.

No deferred tax liability has been recognized at December 31, 2024, on unremitted net earnings of foreign subsidiaries, as the company is able to control the timing and amount of distributions and is not expected to incur any taxes associated with future distributions.